Exploration and Evaluation Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	CAD 14,174,900,000
End of period	14,062,400,000		CAD 14,174,900,000
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	24,949,300,000
End of period	25,987,500,000		24,949,300,000
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	498,100,000		540,700,000
Acquisitions through business combinations, net		$ 116.9	62,900,000
Additions	729,100,000		314,800,000
Dispositions, net		12.9	(400,000)
Transfers to property, plant and equipment	(541,400,000)		(238,300,000)
Expense arising from exploration for and evaluation of mineral resources	(134,300,000)		(172,500,000)
Foreign exchange	(20,600,000)		(9,100,000)
End of period	634,900,000		498,100,000
Impairment loss recognised in profit or loss, property, plant and equipment	0		0
Exploration and evaluation assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	2,080,700,000		1,961,000,000
End of period	2,305,100,000		2,080,700,000
Exploration and evaluation assets | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	CAD (1,582,600,000)		(1,420,300,000)
End of period		$ (1,670.2)	CAD (1,582,600,000)